Employee benefits (Tables)	3 Months Ended
Jan. 31, 2024
Text Block [Abstract]
Summary of Expenses for Bank's Principal Plans
Employee benefits include pensions, other post-retirement benefits,
and
post-employment benefits.
The
following
table
summarizes the expenses for the Bank’s principal plans
(1)
.

	For the three months ended
	Pension plans		Other benefit plans
($ millions)	January 31 2024	January 31 2023	January 31 2024	January 31 2023
Defined benefit service cost	$52	$55	$5	$5
Interest on net defined benefit (asset) liability	(8)	(9)	17	16
Other	3	3	3	2
Defined benefit expense	$47	$49	$25	$23
Defined contribution expense	$46	$37	$–	$–
Increase (decrease) in other comprehensive income related to employee benefits (2)	$472	$(170)	$58	$(49)
(1)	Other plans operated by certain subsidiaries of the Bank are not considered material and are not included in this note.
(2)	Changes in discount rates and return on plan assets are reviewed and updated on a quarterly basis. In the absence of legislated changes, all other assumptions are updated annually.